SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2021
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$2,172,462	$2,118,772	$2,118,772
U.S. states, territories and municipalities	89,344	108,059	108,059
Non-U.S. sovereign government, supranational and government related	2,174,383	2,181,127	2,181,127
Corporate bonds	5,504,934	5,441,908	5,441,908
Asset-backed securities	16,764	16,764	16,764
Residential mortgage-backed securities	4,223,423	4,204,644	4,204,644
Fixed maturities	$14,181,310	$14,071,274	$14,071,274
Equities
Common stocks
Banks, trust and insurance companies	$99,202	$97,982	$97,982
Industrial, miscellaneous and all other	796,100	1,641,192	1,641,192
Nonredeemable preferred stocks	8,012	12,410	12,410
Equities	$903,314	$1,751,584	$1,751,584
Short-term investments	$213,047	$205,146	$205,146
Other invested assets (2)		$2,756,573	$3,601,245
Investments in real estate (3)		$—	$67,539
Total		$18,784,577	$19,696,788

(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
(2)Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $845 million.
(3)Investments in real estate are carried at original cost less any impairments.